Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 04

CASH AND CASH EQUIVALENTS

a)	The detail of the balances included under cash and cash equivalents is as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Cash and deposits in banks
Cash	883,322	665,397
Deposits at the Central Bank of Chile	673,396	1,313,394
Deposits in local banks	30,265	1,571
Deposits in banks abroad	1,294,575	822,926
Subtotals – Cash and deposits in banks	2,881,558	2,803,288

Net cash items in process of collection	10,337	91,332

Cash and cash equivalents	2,891,895	2,894,620

The balance of funds held in cash and at the Central Bank of Chile reflects the monthly average that the Bank must maintain in accordance with the regulations governing minimum reserves although the balance can be withdrawn on demand.

b)	Cash in process of collection and in process of being cleared:

Cash items in process of collection and in process of being cleared represent domestic transactions which have not been processed through the central domestic clearinghouse or international transactions which may be delayed in settlement due to timing differences. These transactions were as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Assets
Documents held by other banks (documents to be cleared)	122,474	137,396
Funds receivable	267,797	315,567
Subtotal	390,271	452,963
Liabilities
Funds payable	379,934	361,631
Subtotal	379,934	361,631

Cash in process of collection, net	10,337	91,332